INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16. INCOME TAXES

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2022	2021	2020
Taiwan operations	$(1,588)	$(1,989)	$(1,129)
Non-Taiwan operations	(1,164)	(1,436)	(164)
	$(2,752)	$(3,425)	$(1,293)

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2022	2021	2020
Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Non-Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Total current income tax benefit (expense)	$—	$—	$—
Total deferred income tax benefit	$—	$—	$—
Total income tax benefit	$—	$—	$—

Our ultimate parent company is based in Singapore.

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2022	2021	2020
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	(3.03)%	(5.75)%	(0.47)%
Expiration of net operating loss carryforwards	(20.18)%	(6.47)%	(31.92)%
Net operating loss carryforwards not utilized due to dissolution of subsidiaries	(42.73)%	—	—
Other non-deductible expenses	(9.79)%	(1.65)%	(3.99)%
Cumulative effect of initially applying new accounting standards	—	—	—
Change in deferred tax assets and valuation allowance	24.94%	(10.32)%	10.52%
Loss on investment in subsidiaries dissolved	26.62%	—	—
Other	0.17%	0.19%	1.86%
Effective rate	—	—	—

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2022	2021
Net operating loss carryforwards	$11,385	$13,079
Share-based compensation	292	324
Investments	131	145
Lease right-of-use assets	6	4
Intangible assets and goodwill	—	1
Other	66	54
	11,880	13,607
Less: valuation allowance	(11,880)	(13,607)
Deferred tax assets - net	$—	$—

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in US$ thousands)	2022	2021	2020
Balance at beginning of year	$13,607	$13,046	$12,732
Subsequent reversal and utilization of valuation allowance	(94)	(81)	(87)
Changes to valuation allowance	1,158	575	1,585
Expirations	(1,731)	(221)	(1,720)
Exchange differences	(1,060)	288	536
Balance at end of year	$11,880	$13,607	$13,046

Under ROC Income Tax Act, the tax loss carryforward in the preceding ten years would be deducted from income tax for Taiwan operations.

As of December 31, 2022, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$15,330	indefinite
Taiwan	41,287	2023~2032
	$56,617

Unrecognized Tax Benefits

As of December 31, 2022, 2021 and 2020, there were no unrecognized tax benefits that if recognized would affect the effective tax rate.

There were no interest and penalties related to income tax liabilities recognized for the years ended December 31, 2022, 2021 and 2020.

Our major tax paying components are all located in Taiwan. As of December 31, 2022, the income tax filings in Taiwan have been examined for the years through 2021.